Financial Instruments - Summary of The Group's Financial Instruments Exposed To An Interest Rate Risk (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 3,279
Borrowings [Member] | Interest rate risk [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	3,279
Accounts Payable From Acquisition Of Subsidiaries [Member] | Interest rate risk [member] | CDI [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 1,470
Borrowings, interest rate risk basis	CDI + 5%
BNDES [Member] | Borrowings [Member] | Interest rate risk [member] | TJLP [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 891
Borrowings, interest rate risk basis	TJLP
Itau [Member] | Borrowings [Member] | Interest rate risk [member] | CDI [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 2,388
Borrowings, interest rate risk basis	CDI + 2.5%